United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 August 14, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             28
Form 13 Information Table Value Total:             215,629  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6  	COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR		SH/ PUT 	INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT		PRN CALL   	DISCRETION  MANAGERS  SOLE   SHARED  NONE

AGNICO EAGLE MINES LTD 		COM	008474108	11,204 		213,500 	SH		SOLE			11204
ANGLOGOLD ASHANTI LTD 		COM	035128206	1,190 		32,500 		SH		SOLE			1190
BLUE NILE, INC. 		COM	09578R103	13,972 		325,000 	SH		SOLE			13972
BOSTON SCIENTIFIC CORP.		COM	101137107	761 		75,000 		SH		SOLE			761
DINEEQUITY, INC. 		COM	254423106	5,458 		175,000 	SH		SOLE			5458
EMC CORPORATION MASS 		COM	268648102	1,310 		100,000 	SH		SOLE			1310
ELDORADO GOLD CORP 		COM	284902103	483 		54,000 		SH		SOLE			483
GOLDCORP INC 			COM	380956409	26,810 		771,500 	SH		SOLE			26810
HARMONY GOLD MNG LTD 		COM	413216300	9,670 		937,000 	SH		SOLE			9670
IAMGOLD CORPORATION 		COM	450913108	455 		45,000 		SH		SOLE			455
JOHNSON & JOHNSON 		COM	478160104	2,414 		42,500 		SH		SOLE			2414
MKT VECTORS TRUST GOLD INDEX 	ETF	57060U100	25,525 		675,000 	SH		SOLE			25525
MOTOROLA INC 			COM	620076109	1,193 		180,000 	SH		SOLE			1193
NEWMONT MINING CORPORATION 	COM	651639106	17,574 		430,000 	SH		SOLE			17574
OPEN JT STK CO			COM	68370R109	647 		55,000 		SH		SOLE			647
PFIZER INC. 			COM	717081103	788 		52,500 		SH		SOLE			788
POOL CORP 			COM	73278L105	4,595 		277,489 	SH		SOLE			4595
SL GREEN REALTY CORP 		COM	78440X101	918 		40,000 		SH		SOLE			918
STANDARD & POORS DEP RCPTS SPDR	ETF	78462F103	59,768 		650,000 	SH		SOLE			59768
SPDR GOLD TRUST 		ETF	78463V107	2,963 		32,500 		SH		SOLE			2963
ST JUDE MEDICAL INC 		COM	790849103	925 		22,500 		SH		SOLE			925
TEMPUR-PEDIC INTL INC. 		COM	88023U101	654 		50,000 		SH		SOLE			654
TIMBERLINE RESOURCES CORP	COM	887133106	82 		235,000 	SH		SOLE			82
UNITED STATES NATURALGAS FD LP 	ETF	912318102	1,248 		90,000 		SH		SOLE			1248
VAIL RESORTS, INC. 		COM	91879Q109	671 		25,000 		SH		SOLE			671
WORLD ACCEP CORP DEL 		COM	981419104	5,973 		300,000 	SH		SOLE			5973
WYNN RESORTS, LIMITED 		COM	983134107	5,604 		158,750 	SH		SOLE			5604
YAMANA GOLD INC 		COM	98462Y100	12,774 		1,445,000 	SH		SOLE			12774





